Other assets (Details) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Other assets.
Claim against the State for CIRR loans and concessionary loans	kr 3	kr 17
Cash receivables, funding operations	177	201
Other	96	67
Total	kr 276	kr 285